Income Taxes - Net loss before taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
U.S					$ (7,911,970)	$ (4,808,983)
Non U.S					(4,158,494)	(4,249,923)
Net Loss before Taxes	$ (2,170,368)	$ (2,922,286)	$ (4,717,818)	$ (4,614,348)	$ (12,070,464)	$ (9,058,906)